Money Market Obligations Trust
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Virginia Municipal Cash Trust
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first two paragraphs with the following:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
2. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” replace the final paragraph with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about

October 1, 2016. Effective August 1, 2016, the Fund will not accept any new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.”
June 27, 2016
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453180 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first two paragraphs with the following:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
2. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” replace the final paragraph with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept any new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.”
June 27, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453177 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Virginia Municipal Cash Trust
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first two paragraphs with the following:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
2. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” replace the final paragraph with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept any new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
3. Under the Prospectus section “How to Purchase Shares,” replace the final two paragraphs with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged account and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund after October 1, 2016. Further, financial intermediaries may only submit purchase orders following October 1, 2016, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) beginning October 1, 2016, to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”
4. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period. Under the Prospectus section “Certain Special Limitations Affecting Redemptions,” delete the current disclosure and replace with the following:
“The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree or uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.

In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.”
5. Under the Prospectus section “Involuntary Redemptions,” delete the current disclosure and replace with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund after October 1, 2016. Further, financial intermediaries may only submit purchase orders following October 1, 2016 if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.”
June 27, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453178 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO Current PROSPECTUSES
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first two paragraphs with the following:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
2. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” replace the final paragraph with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept any new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
3. Under the Prospectus section “How to Purchase Shares,” replace the final two paragraphs with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged account and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund after October 1, 2016. Further, financial intermediaries may only submit purchase orders following October 1, 2016, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) beginning October 1, 2016, to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”

4. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period. Under the Prospectus section “Certain Special Limitations Affecting Redemptions,” delete the current disclosure and replace with the following:
“The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree or uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.”
5. Under the Prospectus section under “Involuntary Redemptions,” delete the current disclosure and replace with the following:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund after October 1, 2016. Further, financial intermediaries may only submit purchase orders following October 1, 2016 if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.”
June 27, 2016
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453179 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Virginia Municipal Cash Trust
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED february 29, 2016
Under the SAI section “Regulatory Compliance,” replace the entire disclosure with the following:
“The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.

If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.”
June 27, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453218 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED february 29, 2016
Under the SAI section “Regulatory Compliance,” replace the entire disclosure with the following:
“The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.

If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.”
June 27, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453219 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.